EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	AUSTRALIA — 5.3%
470,000	Evolution Mining Ltd.	$1,665,527
180,000	Northern Star Resources Ltd.	1,935,965
50,000	Sonic Healthcare Ltd.	887,473
630,000	Telstra Group Ltd.	1,547,093
		6,036,058
	BRAZIL — 3.6%
700,000	Ambev S.A. - ADR	1,295,000
250,000	B3 S.A. - Brasil Bolsa Balcao	478,688
550,000	Banco Bradesco S.A. - ADR	1,160,500
150,000	Itau Unibanco Holding S.A. - ADR	870,000
40,000	Vale S.A. - ADR	371,600
		4,175,788
	CANADA — 20.6%
45,000	Agnico Eagle Mines Ltd.	4,182,300
350,000	Algonquin Power & Utilities Corp.	1,558,071
22,000	Bank of Nova Scotia	1,125,582
191,000	Barrick Gold Corp.	3,126,670
10,000	BCE, Inc.	238,131
60,000	Canadian Utilities Ltd. - Class A	1,401,541
500,000	Equinox Gold Corp. *	3,035,000
500,000	IAMGOLD Corp. *	3,120,000
15,000	Nutrien Ltd.	774,450
150,000	Pan American Silver Corp.	3,481,500
50,000	Power Corp. of Canada	1,515,412
		23,558,657
	CHINA — 1.8%
170,000	Alibaba Group Holding Ltd.	2,085,302
	FINLAND — 2.0%
160,000	Fortum Oyj	2,323,651
	FRANCE — 7.8%
206,000	Engie S.A.	3,400,923
15,000	Sanofi	1,624,482
40,000	TotalEnergies S.E. - ADR	2,321,200
55,000	Veolia Environnement S.A.	1,571,836
		8,918,441
	GERMANY — 5.3%
19,000	BASF S.E.	918,662

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
75,000	Bayer A.G.	$1,683,610
130,000	E.ON S.E.	1,540,041
7,000	SAP S.E.	1,949,689
		6,092,002
	ITALY — 3.5%
400,000	Enel S.p.A.	2,850,207
85,000	Eni S.p.A.	1,207,988
		4,058,195
	NEW ZEALAND — 1.2%
2,600,000	Kiwi Property Group Ltd.	1,334,763
	NORWAY — 5.5%
42,794	Aker BP A.S.A.	894,921
100,000	Austevoll Seafood A.S.A.	977,144
55,000	Equinor A.S.A. - ADR	1,319,450
150,000	Norsk Hydro A.S.A.	887,381
180,000	Telenor A.S.A.	2,200,959
		6,279,855
	SINGAPORE — 5.5%
55,000	DBS Group Holdings Ltd.	1,805,408
1,200,000	Singapore Telecommunications Ltd.	2,940,397
4,000,000	Starhill Global REIT - REIT	1,501,104
		6,246,909
	SOUTH KOREA — 0.9%
50,000	SK Telecom Co., Ltd. - ADR	1,066,500
	SPAIN — 7.4%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	2,292,531
55,000	Endesa S.A.	1,219,243
114,310	Iberdrola S.A.	1,617,415
85,000	Repsol S.A.	993,724
578,064	Telefonica S.A.	2,359,629
		8,482,542
	SWITZERLAND — 4.7%
20,000	Novartis A.G. - ADR	2,094,400
10,000	Roche Holding A.G.	3,140,097
4,000	Sandoz Group A.G. - ADR	191,080
		5,425,577

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 18.9%
75,000	BP PLC - ADR	$2,329,500
150,000	British American Tobacco PLC - ADR	5,946,000
55,000	GSK PLC	1,939,850
520,000	John Wood Group PLC *	467,130
18,000	Reckitt Benckiser Group PLC	1,189,585
35,000	Shell PLC - ADR	2,304,750
40,000	Unilever PLC - ADR	2,295,200
6,000,000	Vodafone Group PLC	5,109,485
		21,581,500
	UNITED STATES — 4.5%
40,000	Newmont Corp.	1,708,800
34,000	Newmont Corp. - CDI	1,462,729
15,000	Philip Morris International, Inc.	1,953,000
		5,124,529
	TOTAL COMMON STOCKS
	(Cost $111,090,510)	112,790,269
	SHORT-TERM INVESTMENTS — 0.8%
948,495	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.196% [1]	948,495
	Total Short-Term Investments
	(Cost $948,495)	948,495
	TOTAL INVESTMENTS — 99.3%
	(Cost $112,039,005)	113,738,764
	Other Assets in Excess of Liabilities — 0.7%	752,613
	TOTAL NET ASSETS — 100.0%	$114,491,377

ADR – American Depository Receipt
CDI – CHESS Depositary Interest
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.